UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act File Number: 811-07538

LORD ABBETT SECURITIES TRUST

(Exact name of Registrant as specified in charter)

90 Hudson Street, Jersey City, NJ 07302

(Address of principal executive offices) (Zip code)

Thomas R. Phillips, Esq., Vice President & Assistant Secretary

90 Hudson Street, Jersey City, NJ 07302

(Name and address of agent for service)

Registrant’s telephone number, including area code: (800) 201-6984

Date of fiscal year end: 10/31

Date of reporting period: 7/31/2009

Item 1:	Schedule of Investments.

Schedule of Investments (unaudited)

LORD ABBETT SECURITIES TRUST – ALPHA STRATEGY FUND July 31, 2009

Investments	Shares	Value (000)
INVESTMENTS IN UNDERLYING FUNDS(a) 99.81%
Lord Abbett Developing Growth Fund, Inc. - Class I*(b)	6,856,130	$97,494
Lord Abbett Securities Trust - International Opportunities Fund - Class I(c)	10,614,413	108,479
Lord Abbett Securities Trust - Micro-Cap Growth Fund - Class I*(c)	4,327,593	50,893
Lord Abbett Securities Trust - Micro-Cap Value Fund - Class I*(c)	2,608,638	50,947
Lord Abbett Blend Trust - Small-Cap Blend Fund - Class I*(d)	3,876,519	48,146
Lord Abbett Research Fund, Inc. - Small-Cap Value Fund - Class I(c)	4,297,236	98,149
Lord Abbett Securities Trust - Value Opportunities Fund - Class I(c)	4,250,434	47,945

Total Investments in Underlying Funds (cost $615,921,495)		502,053

	Principal Amount (000)
SHORT-TERM INVESTMENT 0.23%
Repurchase Agreement
Repurchase Agreement dated 7/31/2009, 0.01% due 8/3/2009 with State Street Bank & Trust Co. collateralized by $1,130,000 of Federal Home Loan Bank at 4.25% due 6/11/2010; value: $1,172,375; proceeds: $1,148,212 (cost $1,148,211)	$1,148	1,148

Total Investments in Securities 100.04% (cost $617,069,706)		503,201

Liabilities in Excess of Other Assets (0.04%)		(222)

Net Assets 100.00%		$502,979

*	Non-income producing security.

(a)	Affiliated issuer (See Note 4).

(b)	Fund investment objective is long-term growth of capital through a diversified and actively managed portfolio consisting of developing growth companies, many of which are traded over the counter.

(c)	Fund investment objective is long-term capital appreciation.

(d)	Fund investment objective is long-term growth of capital by investing primarily in stocks of small companies.

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)

LORD ABBETT SECURITIES TRUST – FUNDAMENTAL EQUITY FUND (formerly, All Value Fund) July 31, 2009

Investments	Shares	Value (000)
COMMON STOCKS 99.04%
Advertising Agencies 0.72%
Omnicom Group, Inc.	520,000	$17,680

Aerospace 2.83%
Alliant Techsystems, Inc.*	122,000	9,604
Curtiss-Wright Corp.	200,030	6,607
General Dynamics Corp.	482,219	26,710
United Technologies Corp.	481,800	26,244

Total		69,165

Air Transportation 1.01%
Bristow Group, Inc.*	155,000	5,131
Continental Airlines, Inc. Class B*	597,600	6,675
Southwest Airlines Co.	1,651,700	12,966

Total		24,772

Asset Management & Custodian 3.11%
Northern Trust Corp.	385,000	23,027
State Street Corp.	1,053,378	52,985

Total		76,012

Auto Parts 1.77%
Autoliv, Inc. (Sweden)(a)	624,900	22,378
BorgWarner, Inc.	300,000	9,957
WABCO Holdings, Inc.	575,770	10,945

Total		43,280

Automobiles 3.24%
Ford Motor Co.*	4,300,000	34,400
Honda Motor Co., Ltd. ADR	1,395,000	44,821

Total		79,221

Banks: Diversified 3.90%
Bank of America Corp.	1,034,800	15,305
City National Corp.	370,400	14,609
Commerce Bancshares, Inc.	509,580	18,681
Cullen/Frost Bankers, Inc.	635,000	30,499
Wells Fargo & Co.	662,800	16,212

Total		95,306

Biotechnology 4.14%
Amgen, Inc.*	1,275,000	79,445
Onyx Pharmaceuticals, Inc.*	605,200	21,739

Total		101,184

Building Materials 0.38%
Quanex Building Products Corp.	784,637	9,329

Casinos & Gambling 1.01%
International Game Technology	1,250,000	24,688

Chemical: Diversified 0.95%
Celanese Corp. Series A	905,000	23,259

Commercial Services 0.25%
Accenture Ltd. Class A	170,965	5,996

Commercial Services: Rental & Leasing 0.56%
GATX Corp.	540,000	13,619

Commercial Vehicles & Parts 0.41%
PACCAR, Inc.	290,900	10,080

Communications Technology 0.50%
Anixter International, Inc.*	357,870	12,246

Computer Services, Software & Systems 4.98%
Adobe Systems, Inc.*	1,455,000	47,171
Intuit, Inc.*	207,900	6,175
McAfee, Inc.*	767,567	34,218
Microsoft Corp.	1,450,300	34,111

Total		121,675

Computer Technology 0.96%
EMC Corp.*	1,557,516	23,456

Consumer Lending 1.14%
Berkshire Hathaway, Inc. Class B*	8,768	27,887

Containers & Packaging 0.60%
AptarGroup, Inc.	417,300	14,572

Diversified Financial Services 7.44%
Bank of New York Mellon Corp. (The)	1,349,351	36,891
JPMorgan Chase & Co.	1,166,600	45,089
Lazard Ltd. Class A	1,160,000	42,908
Morgan Stanley	1,247,700	35,559
Raymond James Financial, Inc.	1,044,426	21,432

Total		181,879

Diversified Manufacturing Operations 4.30%
Eaton Corp.	790,000	41,017
Honeywell International, Inc.	600,000	20,820
ITT Corp.	875,000	43,225

Total		105,062

Diversified Materials & Processing 0.29%
Hexcel Corp.*	695,000	7,096

Diversified Retail 5.61%
American Eagle Outfitters, Inc.	1,640,000	23,600
Children’s Place Retail Stores, Inc. (The)*	253,800	8,317

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT SECURITIES TRUST – FUNDAMENTAL EQUITY FUND (formerly, All Value Fund) July 31, 2009

Investments	Shares	Value (000)
Diversified Retail (continued)
Costco Wholesale Corp.	208,924	$10,342
Kohl’s Corp.*	107,500	5,219
Lowe’s Cos., Inc.	1,275,000	28,637
Nordstrom, Inc.	463,900	12,266
Target Corp.	325,700	14,207
TJX Companies, Inc. (The)	476,300	17,256
Wal-Mart Stores, Inc.	346,300	17,273

Total		137,117

Drug & Grocery Store Chains 0.93%
Kroger Co. (The)	1,067,700	22,827

Engineering & Contracting Services 1.10%
Jacobs Engineering Group, Inc.*	423,300	17,347
URS Corp.*	187,539	9,489

Total		26,836

Financial Data & Systems 0.60%
MasterCard, Inc. Class A	75,259	14,603

Foods 0.70%
J.M. Smucker Co. (The)	341,800	17,100

Fruit & Grain Processing 0.24%
Archer Daniels Midland Co.	195,905	5,901

Gas Pipeline 3.45%
El Paso Corp.	3,105,033	31,237
EQT Corp.	465,000	17,847
Williams Cos., Inc. (The)	2,115,000	35,299

Total		84,383

Gold 1.81%
Barrick Gold Corp. (Canada)(a)	1,268,000	44,253

Healthcare Facilities 2.58%
DaVita, Inc.*	1,271,500	63,194

Healthcare Management Services 0.78%
Humana, Inc.*	580,677	19,075

Healthcare Services 1.84%
McKesson Corp.	880,000	45,012

Hotel/Motel 3.56%
Marriott International, Inc. Class A	1,209,446	26,051
Starwood Hotels & Resorts Worldwide, Inc.	925,800	21,858
Wynn Resorts Ltd.*	765,000	39,145

Total		87,054

Household Equipment/Products 0.08%
Fortune Brands, Inc.	52,206	2,066

Insurance: Multi-Line 3.51%
ACE Ltd. (Switzerland)(a)	140,000	6,868
Aon Corp.	905,000	35,702
Markel Corp.*	47,100	14,863
MetLife, Inc.	833,879	28,310

Total		85,743

Luxury Items 0.95%
Fossil, Inc.*	881,341	23,215

Machinery: Industrial 0.55%
Kennametal, Inc.	625,400	13,334

Medical & Dental Instruments & Supplies 0.84%
Patterson Cos., Inc.*	805,948	20,439

Medical Equipment 2.07%
Thermo Fisher Scientific, Inc.*	680,200	30,799
Varian Medical Systems, Inc.*	564,900	19,924

Total		50,723

Metal Fabricating 1.33%
Precision Castparts Corp.	44,900	3,583
Reliance Steel & Aluminum Co.	859,100	28,960

Total		32,543

Miscellaneous: Consumer Staples 1.11%
Diageo plc ADR	435,000	27,135

Oil: Crude Producers 2.26%
Apache Corp.	180,700	15,170
Noble Energy, Inc.	258,900	15,824
XTO Energy, Inc.	605,000	24,339

Total		55,333

Oil: Integrated 1.66%
EnCana Corp. (Canada)(a)	755,000	40,506

Oil Well Equipment & Services 3.62%
Cameron International Corp.*	380,000	11,867
Halliburton Co.	995,000	21,980
Schlumberger Ltd.	382,100	20,442
Smith International, Inc.	742,900	18,669
Superior Energy Services, Inc.*	935,000	15,512

Total		88,470

Pharmaceuticals 5.92%
Abbott Laboratories	1,389,475	62,512
AmerisourceBergen Corp.	1,811,800	35,729
Johnson & Johnson	200,000	12,178
Watson Pharmaceuticals, Inc.*	989,900	34,379

Total		144,798

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(concluded)

LORD ABBETT SECURITIES TRUST – FUNDAMENTAL EQUITY FUND (formerly, All Value Fund) July 31, 2009

Investments	Shares	Value (000)
Producer Durables: Miscellaneous 0.77%
SPX Corp.	355,000	$18,751

Railroads 2.15%
Canadian National Railway Co. (Canada)(a)	468,600	22,858
Kansas City Southern*	1,460,000	29,653

Total		52,511

Scientific Instruments: Control & Filter 1.58%
Donaldson Co., Inc.	133,657	5,080
Parker Hannifin Corp.	564,325	24,988
Roper Industries, Inc.	180,120	8,613

Total		38,681

Securities Brokerage & Services 1.02%
Charles Schwab Corp. (The)	1,400,000	25,018

Semiconductors & Components 0.25%
Xilinx, Inc.	281,075	6,097

Shipping 0.64%
Kirby Corp.*	425,000	15,729

Steel 0.16%
Carpenter Technology Corp.	212,333	3,969

Textiles Apparel & Shoes 0.46%
Guess?, Inc.	390,400	11,349

Truckers 0.42%
Heartland Express, Inc.	661,591	10,189

Total Common Stocks (cost $2,347,842,468)		2,421,418

	Principal Amount (000)
SHORT-TERM INVESTMENT 2.69%
Repurchase Agreement
Repurchase Agreement dated 7/31/2009, 0.01% due 8/3/2009 with State Street Bank & Trust Co. collateralized by $63,420,000 of Federal Home Loan Bank at 4.375% due 9/17/2010; value: $67,066,650; proceeds: $65,749,422 (cost $65,749,368)	$65,749	65,749

Total Investments in Securities 101.73% (cost $2,413,591,836)		2,487,167

Liabilities in Excess of Other Assets (1.73%)		(42,302)

Net Assets 100.00%		$2,444,865

ADR	American Depositary Receipt.

*	Non-income producing security.

(a)	Foreign security traded in U.S. dollars.

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)

LORD ABBETT SECURITIES TRUST - INTERNATIONAL CORE EQUITY FUND July 31, 2009

Investments	Shares	U.S. $ Value (000)
LONG-TERM INVESTMENTS 98.57%
COMMON STOCKS 97.11%
Australia 3.10%
Biotechnology 0.47%
CSL Ltd.	161,387	$4,124

Coal & Consumable Fuels 0.76%
Centennial Coal Co., Ltd.	2,634,864	6,589

Gold 0.59%
Lihir Gold Ltd.*	2,237,050	5,183

Oil & Gas 0.53%
Santos Ltd.	378,001	4,590

Oil & Gas Exploration & Production 0.75%
Oil Search Ltd.	1,378,046	6,500

Total Australia		26,986

Brazil 3.35%
Construction & Engineering 0.77%
Gafisa SA	526,700	6,719

Consumer Finance 1.21%
Companhia Brasileira de Meios de Pagamento SA*	1,093,812	10,494

Electric: Utilities 0.00%
Companhia de Transmissao de Energia Eletrica Paulista*	1,653	42

Oil & Gas 0.85%
Petroleo Brasileiro SA ADR	219,300	7,390

Water Utilities 0.52%
Companhia de Saneamento Basico do Estado de Sao Paulo ADR	133,000	4,483

Total Brazil		29,128

Canada 2.40%
Oil & Gas
Addax Petroleum Corp.	277,700	13,212
Crescent Point Energy Corp.	235,200	7,642

		20,854

China 2.56%
Food Products 0.54%
China Yurun Food Group Ltd.	2,939,000	4,649

Internet Software & Services 0.76%
Sohu.com, Inc.*	108,100	6,612

Transportation Infrastructure 1.26%
China Zhongwang Holdings Ltd.*	8,202,400	10,986

Total China		22,247

Egypt 0.94%
Wireless Telecommunication Services
Orascom Telecom Holdings (SAE) GDR*	236,500	8,183

Finland 1.36%
Communications Equipment 0.85%
Nokia OYJ	557,012	7,415

Industrial Machinery 0.51%
Metso OYJ	208,165	4,388

Total Finland		11,803

France 10.19%
Automotive 1.82%
Renault SA*	370,376	15,795

Beverages 1.07%
Pernod Ricard SA	120,220	9,342

Capital Markets 0.88%
AXA SA	364,170	7,697

Commercial Banks 0.53%
BNP Paribas SA	62,832	4,581

Construction & Engineering 1.52%
Vinci SA	259,547	13,210

Diversified Telecommunication Services 0.76%
France Telecom SA	263,387	6,573

Media 0.75%
Vivendi SA	255,297	6,559

Oil & Gas 0.95%
TOTAL SA ADR	147,800	8,225

Pharmaceuticals 0.95%
Sanofi-Aventis SA	73,530	4,817
Sanofi-Aventis SA ADR	106,000	3,460

		8,277

Specialty Retail 0.96%
PPR	74,936	8,351

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (continued)

LORD ABBETT SECURITIES TRUST - INTERNATIONAL CORE EQUITY FUND July 31, 2009

Investments	Shares	U.S. $ Value (000)
France (continued)
Total France		$88,610

Germany 8.61%
Commodity Chemicals 0.76%
GEA Group AG	402,120	6,585

Diversified Telecommunication Services 0.92%
Deutsche Telekom AG Registered Shares	628,054	8,047

Electric: Utilities 1.03%
E. On AG	235,970	8,933

Healthcare Equipment & Supplies 1.22%
Bayer AG	107,648	6,607
Fresenius Medical Care AG & Co. KGaA	86,791	3,986

		10,593

Household Products 0.80%
Henkel KGaA	221,546	6,972

Industrial Conglomerates 1.02%
Siemens AG Registered Shares	111,150	8,872

Industrial Machinery 0.77%
MAN SE	97,273	6,724

Specialty Chemicals 0.84%
Lanxess AG	249,636	7,266

Steel 1.25%
ThyssenKrupp AG	354,200	10,905

Total Germany		74,897

Greece 2.89%
Beverage 0.57%
Coca Cola Hellenic Bottling Co. SA	217,380	4,957

Commercial Banks 1.80%
Alpha Bank AE*	390,179	5,144
National Bank of Greece SA*	359,125	10,483

		15,627

Electric: Utilities 0.52%
Public Power Corp. SA*	207,487	4,525

Total Greece		25,109

Hong Kong 1.96%
Automobiles 0.94%
Dongfeng Motor Group Co., Ltd. Class H	7,642,000	8,145

Real Estate 0.62%
Hang Lung Properties Ltd.	1,475,000	5,405

Real Estate Management & Development 0.40%
Sino-Ocean Land Holdings Ltd.	3,295,000	3,520

Total Hong Kong		17,070

India 1.03%
Construction & Engineering 0.47%
Larsen & Toubro Ltd.	130,389	4,096

Oil & Gas 0.56%
GAIL India Ltd.	706,297	4,890

Total India		8,986

Indonesia 1.70%
Diversified Telecommunication Services 0.90%
PT Telekomunikasi Indonesia Tbk	8,663,867	7,813

Metals & Mining 0.80%
PT Bumi Resources Tbk	24,765,500	6,987

Total Indonesia		14,800

Ireland 0.84%
Insurance
Irish Life & Permanent plc	1,483,381	7,277

Israel 0.78%
Pharmaceuticals
Teva Pharmaceutical Industries Ltd. ADR	127,550	6,804

Italy 0.53%
Commercial Banks
Intesa Sanpaolo SpA*	1,248,019	4,647

Japan 15.22%
Auto Components 1.00%
Bridgestone Corp.	500,000	8,687

Automobiles 1.93%
Honda Motor Co., Ltd.	445,600	14,363

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (continued)

LORD ABBETT SECURITIES TRUST - INTERNATIONAL CORE EQUITY FUND July 31, 2009

Investments	Shares	U.S. $ Value (000)
Japan (continued)
Honda Motor Co., Ltd. ADR	75,700	$2,432

		16,795

Chemicals 1.22%
Asahi Kasei Corp.	2,061,000	10,651

Commercial Banks 1.21%
Bank of Yokohama Ltd. (The)	1,934,000	10,485

Diversified Financials 0.79%
ORIX Corp.	108,380	6,861

Diversified Telecommunication Services 0.71%
Nippon Telegraph & Telephone Corp.	150,200	6,206

Information Technology Services 1.34%
Capcom Co., Ltd.	229,300	4,643
Nintendo Co., Ltd.	25,814	6,981

		11,624

Marine 0.49%
Mitsui OSK Lines Ltd.	697,000	4,250

Pharmaceuticals 1.11%
Shionogi & Co., Ltd.	468,000	9,689

Real Estate Investment Trusts 1.78%
Japan Prime Realty Investment Corp.	3,692	7,948
Nippon Commercial Investment Corp.	4,220	7,523

		15,471

Road & Rail 0.98%
East Japan Railway Co.	147,800	8,481

Tobacco 0.61%
Japan Tobacco, Inc.	1,835	5,313

Trading Companies & Distributors 1.11%
Sumitomo Corp.	976,900	9,674

Wireless Telecommunication Services 0.94%
KDDI Corp.	1,542	8,181

Total Japan		132,368

Kazakhstan 0.50%
Oil & Gas
KazMunaiGas Exploration Production GDR	200,800	4,327

Luxembourg 1.43%
Metals & Mining
ArcelorMittal	289,184	10,407
ArcelorMittal NY Registered Shares	56,600	2,040

		12,447

Mexico 2.08%
Construction & Engineering 0.55%
Empresas ICA SAB de CV*	2,593,400	4,761

Construction Materials 0.80%
Cemex SAB de CV ADR*	746,700	7,012

Household Products 0.73%
Desarrolladora Homex SA de CV ADR*	180,400	6,355

Total Mexico		18,128

Netherlands 2.18%
Diversified Financials 0.79%
ING Groep NV CVA	533,448	6,841

Publishing & Printing 0.53%
Wolters Kluwer NV	236,277	4,647

Semiconductor Equipment 0.86%
ASML Holding NV	286,942	7,513

Total Netherlands		19,001

Norway 2.32%
Commercial Banks 1.57%
DnB NOR ASA*	1,565,400	13,622

Metals & Mining 0.75%
Norsk Hydro ASA*	1,113,000	6,537

Total Norway		20,159

Portugal 0.63%
Electric: Utilities
EDP - Energias de Portugal SA	1,390,070	5,514

Russia 0.62%
Metals & Mining
Severstal GDR	791,500	5,414

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (continued)

LORD ABBETT SECURITIES TRUST - INTERNATIONAL CORE EQUITY FUND July 31, 2009

Investments	Shares	U.S. $ Value (000)
Singapore 0.55%
Capital Markets
DBS Group Holdings Ltd.	494,100	$4,765

South Africa 0.50%
Metals & Mining
AngloGold Ashanti Ltd. ADR	110,500	4,332

South Korea 1.14%
Semiconductors & Semiconductor Equipment
Samsung Electronics Co., Ltd.	16,789	9,897

Spain 1.21%
Commercial Banks
Banco Santander SA	425,120	6,156
Banco Santander SA ADR	300,800	4,350

		10,506

Switzerland 7.85%
Capital Markets 1.45%
Credit Suisse Group AG ADR	42,700	2,023
Credit Suisse Group AG Registered Shares	223,416	10,558

		12,581

Food Products 1.71%
Nestle SA Registered Shares	362,004	14,898

Healthcare Equipment 0.88%
Synthes, Inc.	68,250	7,670

Insurance 1.06%
Swiss Re Registered Shares	64,028	2,456
Zurich Financial Services AG	34,338	6,748

		9,204

Oil & Gas 1.24%
Transocean Ltd.*	135,800	10,822

Pharmaceuticals 1.51%
Roche Holding Ltd. AG	83,333	13,140

Total Switzerland		68,315

Thailand 0.71%
Commercial Banks
Bangkok Bank Public Co., Ltd.	1,883,800	6,228

United Kingdom 17.93%
Aerospace & Defense 1.24%
BAE Systems plc	2,103,773	10,789

Airlines 0.50%
easyJet plc*	867,670	4,381

Capital Markets 1.50%
Aviva plc	1,023,560	5,997
Prudential plc	945,533	7,080

		13,077

Catalog Retail 0.84%
Home Retail Group plc	1,395,000	7,317

Commercial Banks 3.41%
Barclays plc	1,391,890	7,029
Barclays plc ADR	406,450	8,348
HSBC Holdings plc	715,826	7,243
HSBC Holdings plc ADR	138,300	7,012

		29,632

Computer & Electronics Retail 0.69%
DSG International plc	13,059,545	5,999

Diversified Financials 0.50%
Man Group plc	937,055	4,332

Food & Staples Retailing 1.22%
Tesco plc	1,733,125	10,639

Food Products 0.34%
Premier Foods plc*	4,615,848	2,988

Media 0.44%
Reed Elsevier plc	536,200	3,791

Metals & Mining 1.55%
Anglo American plc	419,573	13,527

Oil & Gas 2.09%
Tullow Oil plc	1,099,915	18,162

Tobacco 2.29%
British American Tobacco plc	356,053	11,051
Imperial Tobacco Group plc	310,274	8,868

		19,919

Wireless Telecommunication Services 1.32%
Vodafone Group plc	5,589,413	11,456

Total United Kingdom		156,009

Total Common Stocks (cost $763,381,849)		844,811

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (continued)

LORD ABBETT SECURITIES TRUST - INTERNATIONAL CORE EQUITY FUND July 31, 2009

Investments	Shares	U.S. $ Value (000)
PREFERRED STOCKS 1.46%
Brazil 0.47%
Electric: Utilities
Companhia de Transmissao de Energia Eletrica Paulista	160,800	$4,069

Germany 0.99%
Healthcare Equipment
Fresenius SE	151,340	8,581

Total Preferred Stocks (cost $12,300,264)		12,650

Total Long-Term Investments (cost $775,682,113)		857,461

	Principal Amount (000)	Value (000)
SHORT-TERM INVESTMENT 1.16%
Repurchase Agreement
Repurchase Agreement dated 7/31/2009, 0.01% due 8/3/2009 with State Street Bank & Trust Co. collateralized by $9,905,000 of Federal Home Loan Bank at 4.25% due 6/11/2010; value: $10,276,438; proceeds: $10,071,442 (cost $10,071,433)	$10,071	10,071

Total Investments in Securities 99.73% (cost $785,753,546)		867,532

Foreign Cash and Other Assets in Excess of Liabilities 0.27%(a)		2,392

Net Assets 100.00%		$869,924

ADR	American Depositary Receipt.
GDR	Global Depositary Receipt.

*	Non-income producing security.

(a)	Foreign Cash and Other Assets in Excess of Liabilities include net unrealized appreciation on forward foreign currency exchange contracts, as follows:

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (concluded)

LORD ABBETT SECURITIES TRUST - INTERNATIONAL CORE EQUITY FUND July 31, 2009

Open Forward Foreign Currency Contracts at July 31, 2009:

Forward Foreign Currency Contracts	Transaction Type	Expiration Date	Foreign Currency	U.S. $ Cost On Origination Date	U.S. $ Current Value	Unrealized Appreciation/ (Depreciation)
Australian Dollar	Buy	8/26/2009	14,500,000	$11,126,575	$12,108,874	$982,299
Australian Dollar	Buy	9/24/2009	12,050,000	9,583,004	10,041,355	458,351
Brazilian Real	Sell	8/26/2009	10,200,000	4,930,871	5,443,057	(512,186)
Euro	Buy	9/24/2009	20,350,000	28,411,042	29,006,745	595,703
Israeli New Shekel	Sell	8/26/2009	38,646,500	9,695,559	10,239,697	(544,138)
Japanese Yen	Buy	8/13/2009	1,534,180,000	15,739,538	16,214,594	475,056
Japanese Yen	Buy	8/13/2009	1,420,820,000	14,964,821	15,016,503	51,682
South African Rand	Sell	8/26/2009	62,631,750	7,305,272	8,035,753	(730,481)
South Korean Won	Sell	8/26/2009	10,675,000,000	8,601,934	8,690,075	(88,141)

Net Unrealized Appreciation on Forward Foreign Currency Contracts						$688,145

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)

LORD ABBETT SECURITIES TRUST - INTERNATIONAL DIVIDEND INCOME FUND July 31, 2009

Investments	Shares	U.S. $ Value (000)
LONG-TERM INVESTMENTS 98.88%
COMMON STOCKS 98.54%
Australia 8.80%
Banks: Regional 3.57%
Australia & New Zealand Banking Group Ltd.	260,914	$4,044
National Australia Bank Ltd.	138,428	2,817

		6,861

Coal 1.29%
Centennial Coal Co., Ltd.	988,470	2,472

Food 1.45%
Goodman Fielder Ltd.	2,415,136	2,798

Retail 1.80%
Wesfarmers Ltd.	160,289	3,465

Utilities 0.69%
DUET Group	961,175	1,322

Total Australia		16,918

Austria 2.18%
Insurance 1.29%
Vienna Insurance Group	53,477	2,470

Steel 0.89%
Voestalpine AG	61,736	1,713

Total Austria		4,183

Brazil 1.52%
Business Services 0.36%
Companhia Brasileira de Meios de Pagamento SA*	72,800	698

Utilities 1.16%
Companhia de Saneamento Basico do Estado de Sao Paulo ADR*	66,000	2,225

Total Brazil		2,923

Canada 5.22%
Oil 2.24%
Baytex Energy Trust Unit	131,031	2,663
Crescent Point Energy Corp.	50,220	1,632

		4,295

Oil: Crude Producers 0.49%
Penn West Energy Trust Unit	72,030	941

Oil: Integrated Domestic 0.86%
Enerplus Resources Fund Unit	76,120	1,659

Telecommunications 1.63%
Bell Aliant Regional Communications Income Fund Unit	127,102	3,134

Total Canada		10,029

China 1.00%
Metal Fabricating
China Zhongwang Holdings Ltd.*	1,434,400	1,921

Czech Republic 1.38%
Telecommunications
Telefonica O2 Czech Republic AS	97,382	2,661

Egypt 1.23%
Telecommunications
Orascom Telecom Holdings SAE GDR	68,400	2,367

Finland 2.65%
Drugs 0.98%
Orion OYJ Class B	107,428	1,883

Machinery: Industrial/Specialty 0.78%
Metso Corp.	71,092	1,499

Telecommunications Equipment 0.89%
Nokia OYJ	128,043	1,705

Total Finland		5,087

France 14.64%
Automotive 1.08%
Renault SA*	48,651	2,075

Banks: Money Center 1.25%
BNP Paribas SA	32,876	2,397

Conglomerates 1.19%
Vivendi SA	88,740	2,280

Construction/Homebuilding 1.55%
Vinci SA	58,519	2,978

Drugs 1.25%
Sanofi-Aventis SA	36,737	2,407

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT SECURITIES TRUST - INTERNATIONAL DIVIDEND INCOME FUND July 31, 2009

Investments	Shares	U.S. $ Value (000)
France (continued)
Electric: Power 0.79%
Schneider Electric SA	16,795	$1,526

Insurance 1.02%
AXA SA	92,808	1,962

Metal Fabricating 0.76%
Vallourec SA	11,044	1,453

Office Furniture & Business Equipment 1.12%
Neopost SA	25,234	2,149

Oil: Integrated International 1.66%
TOTAL SA ADR	57,300	3,189

Publishing 1.02%
PagesJaunes Groupe	182,159	1,965

Retail: Specialty 1.46%
PPR	25,170	2,805

Telephone-Long Distance 0.49%
France Telecom SA	37,990	948

Total France		28,134

Germany 6.41%
Business Services 0.79%
Deutsche Post AG registered shares	95,869	1,517

Chemicals 1.83%
BASF SE	70,329	3,524

Electric: Power 1.27%
E. On AG	64,623	2,446

Machinery: Industrial/Specialty 0.72%
MAN SE	20,052	1,386

Manufacturing 1.05%
ThyssenKrupp AG	65,500	2,016

Telecommunications 0.75%
Deutsche Telekom AG Registered Shares	111,871	1,433

Total Germany		12,322

Greece 1.32%
Financial Services 0.85%
Hellenic Exchanges SA	126,615	1,642

Gaming 0.47%
OPAP SA	37,270	895

Total Greece		2,537

Hong Kong 1.92%
Diversified 0.59%
Shanghai Industrial Holdings Ltd.	209,000	1,133

Telecommunications Equipment 1.33%
VTech Holdings Ltd.	360,000	2,566

Total Hong Kong		3,699

India 0.28%
Banks: Money Center
ICICI Bank Ltd. ADR	17,300	542

Indonesia 1.67%
Coal 0.58%
PT Bumi Resources Tbk	3,907,500	1,102

Telecommunications 1.09%
PT Telekomunikasi Indonesia Tbk ADR	59,400	2,098

Total Indonesia		3,200

Italy 4.43%
Broadcasting 1.70%
Mediaset SpA	540,795	3,270

Electric: Power 0.88%
Enel SpA	309,816	1,684

Oil: Integrated International 1.85%
Eni SpA ADR	76,300	3,554

Total Italy		8,508

Japan 7.00%
Automotive 0.51%
Toyota Motor Corp. ADR	11,600	976

Miscellaneous 1.29%
Sumitomo Corp.	250,100	2,477

Office Supplies 1.56%
Canon, Inc.	80,600	3,007

Real Estate Investment Trusts 2.58%
Japan Prime Realty Investment Corp.	814	1,752
MID REIT, Inc.	821	1,874

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT SECURITIES TRUST - INTERNATIONAL DIVIDEND INCOME FUND July 31, 2009

Investments	Shares	U.S. $ Value (000)
Japan (continued)
Nippon Commercial Investment Corp.	749	$1,335

		4,961

Telecommunications 1.06%
NTT DoCoMo, Inc.	1,404	2,036

Total Japan		13,457

Kazakhstan 0.53%
Oil
KazMunaiGas Exploration Production GDR	47,000	1,013

Luxembourg 1.02%
Steel
ArcelorMittal	54,517	1,962

Netherlands 1.46%
Construction/Homebuilding 0.73%
Koninklijke BAM Groep NV	161,536	1,414

Oil: Integrated International 0.73%
Royal Dutch Shell plc ADR	26,600	1,400

Total Netherlands		2,814

New Zealand 1.38%
Construction/Homebuilding
Fletcher Building Ltd.	558,562	2,656

Portugal 1.60%
Electric: Power 0.70%
EDP - Energias de Portugal SA	337,251	1,338

Telecommunications 0.90%
Portugal Telecom SGPS SA registered shares	170,739	1,730

Total Portugal		3,068

Singapore 2.28%
Air Transportation 1.20%
Singapore Airlines Ltd.	246,000	2,308

Banks: Money Center 1.08%
DBS Group Holdings Ltd.	213,975	2,064

Total Singapore		4,372

South Africa 1.65%
Metals & Minerals Miscellaneous 0.39%
Gold Fields Ltd. ADR	61,500	742

Steel 1.26%
Kumba Iron Ore Ltd.	90,905	2,425

Total South Africa		3,167

South Korea 0.66%
Financial Services
Daishin Securities Co., Ltd.	87,870	1,277

Spain 2.46%
Banks: Money Center
Banco Santander SA ADR	326,300	4,718

Sweden 0.84%
Construction/Homebuilding
Skanska AB Class B	115,401	1,619

Switzerland 1.02%
Insurance
Zurich Financial Services AG	9,977	1,961

Turkey 2.69%
Automotive 0.94%
Ford Otomotiv Sanayi AS	355,669	1,801

Oil 0.99%
Tupras Turkiye Petrol Rafinerileri AS	147,481	1,905

Telecommunications 0.76%
Turk Telekomunikasyon AS	479,524	1,460

Total Turkey		5,166

United Kingdom 18.58%
Aerospace & Defense 0.68%
BAE Systems plc	254,776	1,307

Banks: Money Center 4.80%
Barclays plc	432,157	2,182
HSBC Holdings plc	425,109	4,302
Standard Chartered plc	115,052	2,731

		9,215

Diversified Materials & Processing 0.69%
Smiths Group plc	110,372	1,327

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT SECURITIES TRUST - INTERNATIONAL DIVIDEND INCOME FUND July 31, 2009

Investments	Shares	U.S. $ Value (000)
United Kingdom (continued)
Drugs 0.95%
AstraZeneca plc	38,841	$1,819

Environmental Services 1.22%
Imperial Tobacco Group plc	82,358	2,354

Financial: Miscellaneous 0.53%
Man Group plc	219,158	1,013

Financial Services 0.68%
Provident Financial plc	97,060	1,308

Household Equipment/Products 1.75%
Unilever plc	127,485	3,365

Insurance 1.47%
Aviva plc	183,312	1,074
Prudential plc	233,869	1,751

		2,825

Oil: Integrated International 1.19%
BP plc	274,401	2,279

Retail: Specialty 1.68%
Home Retail Group plc	616,700	3,235

Telecommunications 1.47%
Vodafone Group plc	1,375,037	2,818

Tobacco 1.47%
British American Tobacco plc	91,323	2,834

Total United Kingdom		35,699

United States 0.72%
Tobacco
Altria Group, Inc.	78,500	1,376

Total Common Stocks (cost $163,523,408)		189,356

	Principal Amount (000)
CONVERTIBLE BONDS 0.34%
Luxembourg
Steel
ArcelorMittal at 5.00%, due 5/15/2014 (cost $475,000)	$475	659

Total Investments in Securities 98.88% (cost $163,998,408)		190,015

Foreign Cash and Other Assets in Excess of Liabilities(a) 1.12%		2,153

Net Assets 100.00%		$192,168

ADR	American Depositary Receipt.
GDR	Global Depositary Receipt.

Unit More than one class of securities traded together.

*	Non-income producing security.

(a)	Foreign Cash and Other Assets in Excess of Liabilities include net unrealized appreciation on forward currency exchange contracts, as follows:

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(concluded)

LORD ABBETT SECURITIES TRUST - INTERNATIONAL DIVIDEND INCOME FUND July 31, 2009

Open Forward Foreign Currency Contracts at July 31, 2009:

Forward Foreign Currency Contracts	Transaction Type	Expiration Date	Foreign Currency	U.S. $ Cost On Origination Date	U.S. $ Current Value	Unrealized Appreciation/ (Depreciation)
Australian Dollar	Buy	10/22/2009	8,645,000	$7,002,882	$7,188,068	$185,186
British Pound	Sell	10/22/2009	4,235,000	7,002,234	7,073,203	(70,969)

Net Unrealized Appreciation on Forward Foreign Currency Contracts						$114,217

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)

LORD ABBETT SECURITIES TRUST - INTERNATIONAL OPPORTUNITIES FUND July 31, 2009

Investments	Shares	U.S. $ Value (000)
LONG-TERM INVESTMENTS 95.49%
COMMON STOCKS 93.66%
Australia 2.84%
Mining & Metals 0.51%
Lihir Gold Ltd.*	604,228	$1,400

Non-Oil Energy 0.63%
Felix Resources Ltd.	115,607	1,731

Oil & Gas 0.78%
Centennial Coal Co., Ltd.	859,908	2,150

Utilities & Infrastructure 0.92%
DUET Group	1,850,696	2,546

Total Australia		7,827

Belgium 0.56%
Non-Property Financials
KBC Groep NV*	72,001	1,535

Brazil 2.34%
Consumer Building 0.77%
Gafisa SA	166,900	2,129

Diversified Consumer Non-Cyclicals 1.38%
Souza Cruz SA	111,300	3,788

Retail 0.18%
Restoque Comercio e Confeccoes de Roupas SA	226,605	485

Utilities & Infrastructure 0.01%
Companhia de Transmissao de Energia Eletrica Paulista*	1,114	28

Total Brazil		6,430

Canada 1.94%
Mining & Metals 1.14%
Equinox Minerals Ltd.*	1,236,700	3,134

Oil & Gas 0.80%
Addax Petroleum Corp.	29,100	1,384
Crescent Point Energy Corp.	24,900	809

Total Canada		2,193

		5,327

China 4.77%
Computer Software 1.13%
Sohu.com, Inc.*	50,554	3,093

Diversified Financials 0.94%
CNinsure, Inc. ADR	146,900	2,588

Diversified Industrial Goods & Services 1.02%
China Zhongwang Holdings Ltd.*	2,092,800	2,803

Food & Drink 0.56%
Uni-President China Holdings Ltd.	2,665,000	1,547

Surface Transportation 1.12%
Zhuzhou CSR Times Electric Co., Ltd. Class H	1,998,000	3,089

Total China		13,120

Denmark 0.70%
Food & Drink
Carlsberg A/S Class B	27,728	1,924

Egypt 1.67%
Autos & Auto Parts 0.59%
Ghabbour Auto*	331,890	1,612

Diversified Financials 1.08%
EFG-Hermes Holding Co.	658,251	2,974

Total Egypt		4,586

France 4.31%
Autos & Auto Parts 1.47%
Renault SA*	94,555	4,032

Communications Equipment 0.89%
Gemalto NV*	65,604	2,450

Engineering & Capital Goods 0.78%
Neopost SA	25,313	2,156

Media 1.17%
Ipsos SA	65,291	1,704
Publicis Groupe	42,385	1,507

Total France		3,211

		11,849

Germany 9.33%
Aerospace & Defense 1.39%
Rheinmetall AG	78,289	3,812

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (continued)

LORD ABBETT SECURITIES TRUST - INTERNATIONAL OPPORTUNITIES FUND July 31, 2009

Investments	Shares	U.S. $ Value (000)
Germany (continued)
Chemicals 1.98%
Symrise GmbH & Co. AG	229,657	$3,696
Wacker Chemie AG	13,233	1,766

		5,462

Diversified Industrial Goods & Services 0.42%
Hamburger Hafen und Logistik AG	25,397	1,166

Electrical Equipment 0.47%
Tognum AG	93,617	1,305

Electronics 0.51%
Aixtron AG	86,173	1,412

Engineering & Capital Goods 1.14%
MAN SE	45,350	3,135

Healthcare Facilities 1.03%
Gerresheimer AG	126,049	2,822

Healthcare Products & Supplies 1.14%
Fresenius Medical Care AG & Co. ADR	68,123	3,126

Media 0.45%
Premiere AG*	297,110	1,245

Mining & Metals 0.80%
Kloeckner & Co. SE*	85,026	2,189

Total Germany		25,674

Greece 2.65%
Consumer Durables 0.95%
Jumbo SA	240,520	2,623

Non-Property Financials 1.70%
Alpha Bank AE*	249,767	3,293
Hellenic Exchanges SA	106,521	1,382

Total Greece		4,675

		7,298

Hong Kong 2.47%
Communications Equipment 0.50%
VTech Holdings Ltd.	194,000	1,383

Leisure & Recreation 1.48%
REXLot Holdings Ltd.*	46,975,000	4,061

Retail 0.49%
Daphne International Holdings Ltd.	2,020,000	1,358

Total Hong Kong		6,802

Indonesia 2.51%
Mining & Metals 0.84%
PT Bumi Resources Tbk	8,160,000	2,302

Property (Excluding Services) 1.67%
PT Bakrieland Development Tbk*	84,184,500	3,011
PT Ciputra Development Tbk*	19,182,944	1,585

Total Indonesia		4,596

		6,898

Ireland 1.65%
Diversified Consumer Non-Cyclicals 0.66%
C&C Group plc	626,058	1,829

Healthcare Products & Supplies 0.53%
United Drug plc	539,413	1,453

Non-Property Financials 0.46%
Irish Life & Permanent plc	255,078	1,251

Total Ireland		4,533

Italy 7.62%
Aerospace & Defense 1.03%
Finmeccanica SpA	187,242	2,840

Diversified Financials 1.41%
Azimut Holding SpA	361,849	3,868

Food & Drink 1.54%
Davide Campari-Milano SpA	495,208	4,224

Surface Transportation 1.20%
Ansaldo STS SpA	163,242	3,306

Utilities & Infrastructure 2.44%
Hera SpA	1,335,801	3,294
Terna-Rete Elettrica Nationale SpA	973,220	3,430

Total Italy		6,724

		20,962

Japan 16.00%
Chemicals 2.64%
JSR Corp.	126,100	2,274
Sumitomo Chemical Co., Ltd.	593,000	2,939
ZEON Corp.	494,000	2,062

		7,275

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (continued)

LORD ABBETT SECURITIES TRUST - INTERNATIONAL OPPORTUNITIES FUND July 31, 2009

Investments	Shares	U.S. $ Value (000)
Japan (continued)
Computer Software 0.56%
Capcom Co., Ltd.	76,100	$1,541

Consumer Non-Durables 1.01%
Benesse Corp.	64,200	2,782

Diversified Financials 0.21%
Nippon Residential Investment Corp. REIT	245	582

Electronics 0.80%
IBIDEN Co., Ltd.	65,700	2,187

General Manufacturing & Services 0.93%
FP Corp.	56,100	2,561

Healthcare Products & Supplies 3.17%
Hogy Medical Co., Ltd.	51,900	2,671
Mediceo Paltac Holdings Co., Ltd.	217,900	2,724
Shionogi & Co., Ltd.	161,000	3,333

		8,728

Non-Property Financials 1.16%
Kabu.com Securities Co., Ltd.	2,762	3,196

Property (Excluding Services) 0.44%
Japan Prime Realty Investment Corp. REIT	556	1,197

Property Services 0.29%
Nippon Commercial Investment Corp. REIT	444	792

Retail 4.32%
Isetan Mitsukoshi Holdings Ltd.	271,608	2,879
K’s Holdings Corp.	102,500	3,044
Nitori Co., Ltd.	53,650	3,844
Yamada Denki Co., Ltd.	33,890	2,120

		11,887

Telecommunications Services 0.47%
Okinawa Cellular Telephone Co.	763	1,304

Total Japan		44,032

Kazakhstan 1.07%
Oil & Gas
KazMunaiGas Exploration Production GDR	136,000	2,931

Mexico 2.07%
Diversified Financials 1.00%
Desarrolladora Homex SA de CV ADR*	78,200	2,755

Engineering & Construction 1.07%
Empresas ICA SAB de CV*	1,605,294	2,947

Total Mexico		5,702

Netherlands 3.10%
Consumer Non-Durables 0.70%
Koninklijke Ahold NV	169,551	1,928

Electrical Equipment 0.86%
Draka Holding NV*	147,086	2,373

Electronics 1.04%
ASML Holding NV	108,960	2,853

General Manufacturing & Services 0.50%
Randstad Holding NV*	39,609	1,372

Total Netherlands		8,526

Norway 0.67%
Chemicals
Yara International ASA	59,790	1,853

Philippines 1.68%
Property Services
Megaworld Corp.	161,223,000	4,627

Spain 3.61%
Food & Drink 1.81%
Ebro Puleva SA	170,387	2,817
Viscofan SA	91,899	2,159

		4,976

General Manufacturing & Services 1.14%
Prosegur Compania de Seguridad SA Registered Shares	90,702	3,148

Utilities & Infrastructure 0.66%
Red Electrica Corporacion SA	38,427	1,806

Total Spain		9,930

Switzerland 2.32%
Chemicals 1.38%
Lonza Group AG	25,517	2,529

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (continued)

LORD ABBETT SECURITIES TRUST - INTERNATIONAL OPPORTUNITIES FUND July 31, 2009

Investments	Shares	U.S. $ Value (000)
Switzerland (continued)
Syngenta AG	5,535	$1,277

		3,806

Diversified Financials 0.40%
EFG International AG	89,677	1,108

Property (Excluding Services) 0.54%
Orascom Development Holding AG*	26,845	1,482

Total Switzerland		6,396

Taiwan 0.50%
Diversified Financials
iShares MSCI Taiwan Index Fund ETF	121,748	1,379

Thailand 1.34%
Banks & Financial Services
Bangkok Bank Public Co., Ltd.	1,118,474	3,698

Turkey 0.42%
Diversified Financials
Turkiye Is Bankasi AS	330,331	1,145

United Kingdom 15.52%
Aerospace & Defense 1.45%
Cobham plc	1,332,644	3,987

Air Transportation 0.75%
easyJet plc*	408,446	2,062

Computer Software 0.76%
Micro Focus International plc	308,318	2,078

Consumer Building 1.16%
Bellway plc	127,850	1,570
Persimmon plc	216,171	1,626

		3,196

Engineering & Construction 1.19%
Babcock International Group plc	417,936	3,287

Food & Drink 1.55%
Britvic plc	649,760	3,701
New Britain Palm Oil Ltd.	95,579	559

		4,260

General Manufacturing & Services 0.95%
Intertek Group plc	150,347	2,609

Healthcare Facilities 0.51%
Southern Cross Healthcare Ltd.*	625,656	1,408

Leisure & Recreation 1.55%
PartyGaming plc*	583,151	2,494
Sportingbet plc*	1,769,582	1,766

		4,260

Non-Property Financials 1.52%
Schroders plc	256,326	4,185

Oil & Gas 3.24%
Ceres Power Holdings plc*	194,443	734
Dana Petroleum plc*	32,411	743
Dragon Oil plc*	365,000	2,046
Heritage Oil plc*	51,777	471
Premier Oil plc*	87,810	1,815
Tullow Oil plc	187,594	3,098

		8,907

Retail 0.89%
Marks & Spencer Group plc	426,331	2,462

Total United Kingdom		42,701

Total Common Stocks (cost $229,100,654)		257,685

PREFERRED STOCKS 1.83%

Brazil 1.00%
Utilities & Infrastructure
Companhia de Transmissao de Energia Eletrica Paulista	108,437	2,744

Germany 0.83%
Healthcare Products & Supplies
Fresenius SE	40,443	2,293

Total Preferred Stocks (cost $4,913,161)		5,037

Total Long-Term Investments (cost $234,013,815)		262,722

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (continued)

LORD ABBETT SECURITIES TRUST - INTERNATIONAL OPPORTUNITIES FUND July 31, 2009

Investments	Principal Amount (000)	Value (000)
SHORT-TERM INVESTMENT 2.43%
Repurchase Agreement
Repurchase Agreement dated 7/31/2009, 0.01% due 8/3/2009 with State Street Bank & Trust Co. collateralized by $6,450,000 of Federal Home Loan Bank at 4.375% due 9/17/2010; value: $6,820,875; proceeds: $6,682,987 (cost $6,682,981)	$6,683	$6,683

Total Investments in Securities 97.92% (cost $240,696,796)		269,405

Foreign Cash and Other Assets in Excess of Liabilities 2.08%(a)		5,734

Net Assets 100.00%		$275,139

ADR	American Depositary Receipt.
ETF	Exchange Traded Fund.
GDR	Global Depositary Receipt.
REIT	Real Estate Investment Trust.

*	Non-income producing security.

(a)	Foreign Cash and Other Assets in Excess of Liabilities include net unrealized appreciation on forward foreign currency contracts as follows:

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (concluded)

LORD ABBETT SECURITIES TRUST - INTERNATIONAL OPPORTUNITIES FUND July 31, 2009

Open Forward Foreign Currency Contracts at July 31, 2009:

Forward Foreign Currency Contracts	Transaction Type	Expiration Date	Foreign Currency	U.S. $ Cost On Origination Date	U.S. $ Current Value	Unrealized Appreciation
Canadian Dollar	Buy	8/26/2009	2,670,000	$2,380,146	$2,478,697	$98,551
Canadian Dollar	Buy	9/24/2009	11,950,000	10,392,750	11,095,287	702,537
South Korean Won	Buy	9/24/2009	8,950,000,000	7,022,362	7,284,925	262,563

Net Unrealized Appreciation on Forward Foreign Currency Contracts						$1,063,651

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)

LORD ABBETT SECURITIES TRUST - LARGE CAP VALUE FUND July 31, 2009

Investments	Shares	Value (000)
COMMON STOCKS 95.33%
Aerospace 0.83%
Raytheon Co.	3,770	$177
United Technologies Corp.	4,440	242

Total		419

Air Transportation 1.72%
Delta Air Lines, Inc.*	116,730	809
FedEx Corp.	830	56

Total		865

Asset Management & Custodian 4.03%
BlackRock, Inc.	740	141
Franklin Resources, Inc.	5,850	519
State Street Corp.	15,320	771
T. Rowe Price Group, Inc.	12,780	597

Total		2,028

Automobiles 1.20%
Ford Motor Co.*	75,930	607

Banks: Diversified 9.82%
Bank of America Corp.	93,799	1,387
Comerica, Inc.	9,360	223
M&T Bank Corp.	8,890	518
PNC Financial Services Group, Inc. (The)	15,640	573
SunTrust Banks, Inc.	20,150	393
Wells Fargo & Co.	75,700	1,852

Total		4,946

Beverage: Soft Drinks 0.15%
Coca-Cola Enterprises, Inc.	4,152	78

Biotechnology 1.53%
Amgen, Inc.*	12,380	771

Cable Television Services 0.55%
Comcast Corp. Class A	15,630	232
Time Warner Cable, Inc.	1,343	44

Total		276

Chemical: Diversified 1.55%
Dow Chemical Co. (The)	24,330	515
Praxair, Inc.	3,430	268

Total		783

Communications Technology 0.30%
Cisco Systems, Inc.*	6,790	149

Computer Services, Software & Systems 1.21%
Oracle Corp.	27,550	610

Computer Technology 1.34%
EMC Corp.*	19,700	297
Hewlett-Packard Co.	8,720	378

Total		675

Cosmetics 0.30%
Avon Products, Inc.	4,660	151

Diversified Financial Services 11.61%
Bank of New York Mellon Corp. (The)	32,144	879
Goldman Sachs Group, Inc. (The)	11,180	1,826
JPMorgan Chase & Co.	56,150	2,170
Morgan Stanley	34,150	973

Total		5,848

Diversified Manufacturing Operations 3.40%
Eaton Corp.	15,282	793
General Electric Co.	54,430	729
Honeywell International, Inc.	5,560	193

Total		1,715

Diversified Media 0.28%
Time Warner, Inc.	5,340	142

Diversified Retail 9.17%
Best Buy Co., Inc.	19,750	738
Gap, Inc. (The)	6,700	109
Home Depot, Inc. (The)	37,910	983
HSN, Inc.*	15,267	155
IAC/InterActiveCorp.*	5,622	104
J.C. Penney Co., Inc.	14,610	441
Kohl’s Corp.*	16,220	788
Lowe’s Cos., Inc.	1,900	43
Target Corp.	28,880	1,260

Total		4,621

Drug & Grocery Store Chains 0.81%
Kroger Co. (The)	19,025	407

Electronic Components 0.44%
Corning, Inc.	12,920	220

Electronic Entertainment 0.14%
Activision Blizzard, Inc.*	6,030	69

Engineering & Contracting Services 0.18%
Fluor Corp.	1,710	90

Entertainment 0.21%
Viacom, Inc. Class B*	4,510	104

Fertilizers 0.53%
Potash Corp. of Saskatchewan, Inc. (Canada)(a)	2,860	266

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT SECURITIES TRUST - LARGE CAP VALUE FUND July 31, 2009

Investments	Shares	Value (000)
Financial Data & Systems 0.61%
Moody’s Corp.	13,040	$310

Foods 1.47%
Kraft Foods, Inc. Class A	26,065	739

Fruit & Grain Processing 0.89%
Archer Daniels Midland Co.	14,834	447

Gas Pipeline 0.24%
El Paso Corp.	12,190	123

Gold 0.47%
Barrick Gold Corp. (Canada)(a)	6,740	235

Healthcare Management Services 1.28%
Humana, Inc.*	3,790	125
UnitedHealth Group, Inc.	12,390	348
WellPoint, Inc.*	3,260	172

Total		645

Homebuilding 0.61%
Pulte Homes, Inc.	26,900	306

Hotel/Motel 1.15%
Marriott International, Inc. Class A	18,019	388
Starwood Hotels & Resorts Worldwide, Inc.	8,190	193

Total		581

Insurance: Life 0.61%
Principal Financial Group, Inc.	2,220	53
Prudential Financial, Inc.	5,710	253

Total		306

Insurance: Multi-Line 1.56%
Aon Corp.	8,670	342
MetLife, Inc.	13,150	446

Total		788

Leisure Time 1.15%
Carnival Corp. Unit	20,700	579

Machinery: Construction & Handling 1.17%
Caterpillar, Inc.	13,360	589

Machinery: Industrial 0.12%
Joy Global, Inc.	1,660	62

Medical & Dental Instruments & Supplies 1.93%
Boston Scientific Corp.*	54,020	580
Covidien plc (Ireland)(a)	10,320	390

Total		970

Oil: Crude Producers 3.17%
Devon Energy Corp.	4,080	237
EOG Resources, Inc.	4,400	326
Occidental Petroleum Corp.	8,720	622
Range Resources Corp.	2,160	100
XTO Energy, Inc.	7,750	312

Total		1,597

Oil: Integrated 7.87%
Chevron Corp.	16,140	1,121
ConocoPhillips	7,840	343
EnCana Corp. (Canada)(a)	1,820	98
Exxon Mobil Corp.	18,031	1,269
Hess Corp.	16,240	896
Suncor Energy, Inc. (Canada)(a)	7,330	238

Total		3,965

Oil Well Equipment & Services 4.43%
Cameron International Corp.*	3,160	99
Halliburton Co.	29,950	662
Schlumberger Ltd.	22,848	1,222
Smith International, Inc.	9,810	247

Total		2,230

Personal Care 1.25%
Colgate-Palmolive Co.	2,770	201
Procter & Gamble Co. (The)	7,740	430

Total		631

Pharmaceuticals 4.06%
Abbott Laboratories	11,050	497
Johnson & Johnson	4,730	288
Pfizer, Inc.	23,110	368
Teva Pharmaceutical Industries Ltd. ADR	16,690	890

Total		2,043

Publishing 0.38%
McGraw-Hill Cos., Inc. (The)	6,070	190

Railroads 0.80%
Canadian National Railway Co. (Canada)(a)	8,290	404

Rental & Leasing Services: Consumer 1.15%
Hertz Global Holdings, Inc.*	61,350	579

Scientific Instruments: Control & Filter 0.55%
Parker Hannifin Corp.	6,200	275

Semiconductors & Components 1.32%
Intel Corp.	23,140	445
Micron Technology, Inc.*	15,540	99

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(concluded)

LORD ABBETT SECURITIES TRUST - LARGE CAP VALUE FUND July 31, 2009

Investments	Shares	Value (000)
Semiconductors & Components (continued)
Texas Instruments, Inc.	5,080	$122

Total		666

Steel 0.28%
Nucor Corp.	3,180	141

Textiles Apparel & Shoes 0.68%
J. Crew Group, Inc.*	12,160	342

Tobacco 0.16%
Altria Group, Inc.	4,710	83

Transportation: Miscellaneous 0.14%
Expeditors International of Washington, Inc.	2,060	70

Utilities: Electrical 0.95%
Duke Energy Corp.	9,590	148
FPL Group, Inc.	2,070	117
Southern Co.	6,740	212

Total		477

Utilities: Telecommunications 3.58%
AT&T, Inc.	37,413	981
Sprint Nextel Corp.*	55,370	222
Verizon Communications, Inc.	18,700	600

Total		1,803

Total Common Stocks (cost $44,003,475)		48,016

	Principal Amount (000)
SHORT-TERM INVESTMENT 4.31%
Repurchase Agreement
Repurchase Agreement dated 7/31/2009, 0.01% due 8/3/2009 with State Street Bank & Trust Co. collateralized by $2,095,000 of Federal Home Loan Bank at 4.375% due 9/17/2010; value: $2,215,463; proceeds: $2,171,088 (cost $2,171,086)	$2,171	2,171

Total Investments in Securities 99.64% (cost $46,174,561)		50,187

Other Assets in Excess of Liabilities 0.36%		179

Net Assets 100.00%		$50,366

ADR	American Depositary Receipt.

Unit More than one class of securities traded together.

*	Non-income producing security.

(a)	Foreign security traded in U.S. dollars.

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)

LORD ABBETT SECURITIES TRUST - MICRO CAP GROWTH FUND July 31, 2009

Investments	Shares	Value (000)
COMMON STOCKS 95.80%
Advertising Agencies 1.37%
Constant Contact, Inc.*	39,772	$899

Alternative Energy 4.27%
Clean Energy Fuels Corp.*	85,922	794
EnerNOC, Inc.*	65,164	1,999

Total		2,793

Asset Management & Custodian 1.72%
JMP Group, Inc.	61,800	548
Westwood Holdings Group, Inc.	14,853	580

Total		1,128

Banks: Diversified 0.99%
Texas Capital Bancshares, Inc.*	39,000	648

Beverage: Brewers & Distillers 1.20%
Boston Beer Co., Inc. (The) Class A*	25,200	786

Beverage: Soft Drinks 1.51%
Peet’s Coffee & Tea, Inc.*	35,900	986

Biotechnology 2.92%
Cypress Bioscience, Inc.*	101,400	896
Genomic Health, Inc.*	13,200	223
Vanda Pharmaceuticals, Inc.*	51,884	789

Total		1,908

Chemical: Diversified 1.10%
ChemSpec International Ltd. ADR*	77,200	720

Commercial Services 2.29%
51job, Inc. ADR*	33,900	381
Kforce, Inc.*	62,307	607
TrueBlue, Inc.*	40,000	508

Total		1,496

Commercial Vehicles & Parts 1.09%
Westport Innovations, Inc. (Canada)*(a)	80,044	716

Communications Technology 4.16%
Anaren, Inc.*	52,500	944
ShoreTel, Inc.*	95,200	821
Switch and Data Facilities Co., Inc.*	68,700	954

Total		2,719

Computer Services, Software & Systems 13.26%
3PAR, Inc.*	65,907	632
Art Technology Group, Inc.*	211,300	801
Commvault Systems, Inc.*	29,600	515
Compellent Technologies, Inc.*	60,300	958
GSI Commerce, Inc.*	35,219	642
Interactive Intelligence, Inc.*	46,300	748
Medidata Solutions, Inc.*	39,000	720
OpenTable, Inc.*	14,149	420
Perficient, Inc.*	75,900	560
PROS Holdings, Inc.*	80,000	629
Synchronoss Technologies, Inc.*	70,187	834
Taleo Corp. Class A*	37,800	661
Ultimate Software Group, Inc. (The)*	21,800	558

Total		8,678

Computer Technology 2.12%
Netezza Corp.*	85,013	769
VanceInfo Technologies, Inc. ADR*	40,772	618

Total		1,387

Construction 2.03%
Orion Marine Group, Inc.*	59,344	1,327

Consumer Services: Miscellaneous 1.26%
Knot, Inc. (The)*	94,591	827

Diversified Financial Services 2.14%
Broadpoint Gleacher Securities Group, Inc.*	159,447	993
Evercore Partners, Inc. Class A	20,579	405

Total		1,398

Diversified Materials & Processing 0.80%
Koppers Holdings, Inc.	18,657	521

Diversified Retail 8.41%
America’s Car-Mart, Inc.*	31,600	691
hhgregg, Inc.*	33,800	620
Hibbett Sports, Inc.*	30,000	552
Lumber Liquidators, Inc.*	50,400	828
Monro Muffler Brake, Inc.	35,700	949
PetMed Express, Inc.*	31,600	586
Shutterfly, Inc.*	56,300	904
Zumiez, Inc.*	38,700	370

Total		5,500

Education Services 1.02%
ChinaCast Education Corp. (China)*(a)	65,200	388
K12, Inc.*	14,812	278

Total		666

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT SECURITIES TRUST - MICRO CAP GROWTH FUND July 31, 2009

Investments	Shares	Value (000)
Electronics 0.57%
IPG Photonics Corp.*	34,836	$374

Engineering & Contracting Services 1.13%
MYR Group, Inc.*	41,137	741

Entertainment 1.31%
Imax Corp. (Canada)*(a)	95,505	860

Healthcare Services 2.40%
IPC The Hospitalist Co.*	42,006	1,170
Phase Forward, Inc.*	28,101	399

Total		1,569

Hotel/Motel 0.98%
Home Inns & Hotels Management, Inc. ADR*	40,240	644

Machinery: Engines 0.90%
Harbin Electric, Inc. (China)*(a)	37,241	589

Machinery: Industrial 2.97%
Chart Industries, Inc.*	32,279	622
Colfax Corp.*	66,558	630
Duoyuan Global Water, Inc. ADR*	23,110	692

Total		1,944

Medical & Dental Instruments & Supplies 7.60%
ATS Medical, Inc.*	192,700	671
Cardiovascular Systems, Inc.*	62,100	623
Endologix, Inc.*	139,900	676
Insulet Corp.*	117,100	785
Orthovita, Inc.*	233,000	1,517
Synovis Life Technologies, Inc.*	45,400	701

Total		4,973

Medical Equipment 5.20%
Cyberonics, Inc.*	39,500	656
DexCom, Inc.*	177,772	1,148
NxStage Medical, Inc.*	150,300	833
Somanetics Corp.*	54,500	765

Total		3,402

Medical Services 1.23%
Bio-Reference Laboratories, Inc.*	25,051	803

Metal Fabricating 0.68%
RBC Bearings, Inc.*	18,728	444

Oil: Crude Producers 1.29%
Carrizo Oil & Gas, Inc.*	27,400	521
GMX Resources, Inc.*	27,800	323

Total		844

Oil Well Equipment & Services 1.28%
Dawson Geophysical Co.*	13,800	420
Natural Gas Services Group, Inc.*	30,300	418

Total		838

Pharmaceuticals 3.10%
Eurand NV (Netherlands)*(a)	97,879	1,329
Optimer Pharmaceuticals, Inc.*	49,500	697

Total		2,026

Power Transmission Equipment 0.74%
Maxwell Technologies, Inc.*	34,049	482

Radio & TV Broadcasters 0.68%
China Digital TV Holding Co., Ltd. ADR	50,500	442

Restaurants 4.42%
BJ’s Restaurants, Inc.*	56,307	905
Buffalo Wild Wings, Inc.*	19,500	787
California Pizza Kitchen, Inc.*	29,700	490
McCormick & Schmick’s Seafood Restaurants, Inc.*	91,800	711

Total		2,893

Scientific Instruments: Control & Filter 1.11%
Energy Recovery, Inc.*	103,846	726

Scientific Instruments: Electrical 0.77%
AZZ, Inc.*	13,000	504

Semiconductors & Components 2.57%
ANADIGICS, Inc.*	159,981	662
Cavium Networks, Inc.*	29,260	552
Monolithic Power Systems, Inc.*	20,900	464

Total		1,678

Technology: Miscellaneous 0.50%
Vocus, Inc.*	19,647	330

Textiles Apparel & Shoes 0.71%
True Religion Apparel, Inc.*	3,265	73
Volcom, Inc.*	32,500	394

Total		467

Total Common Stocks (cost $53,266,184)		62,676

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(concluded)

LORD ABBETT SECURITIES TRUST - MICRO CAP GROWTH FUND July 31, 2009

Investments	Principal Amount (000)	Value (000)
SHORT-TERM INVESTMENT 1.96%
Repurchase Agreement
Repurchase Agreement dated 7/31/2009, 0.01% due 8/3/2009 with State Street Bank & Trust Co. collateralized by $1,265,000 of Federal Home Loan Bank at 4.25% due 6/11/2010; value: $1,312,438; proceeds: $1,284,025 (cost $1,284,024)	$1,284	$1,284

Total Investments in Securities 97.76% (cost $54,550,208)		63,960

Other Assets in Excess of Liabilities 2.24%		1,467

Net Assets 100.00%		$65,427

ADR	American Depositary Receipt.

*	Non-income producing security.

(a)	Foreign security traded in U.S. dollars.

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)

LORD ABBETT SECURITIES TRUST - MICRO CAP VALUE FUND July 31, 2009

Investments	Shares	Value (000)
COMMON STOCKS 96.11%
Auto Parts 1.81%
Amerigon, Inc.*	173,368	$1,458

Banks: Diversified 4.15%
Bryn Mawr Bank Corp.	42,582	781
Centerstate Banks, Inc.	89,900	628
Metro Bancorp, Inc.*	48,677	885
Southwest Bancorp, Inc.	103,023	1,037

Total		3,331

Beverage: Brewers & Distillers 1.27%
Boston Beer Co., Inc. (The) Class A*	32,700	1,020

Biotechnology 1.58%
Cypress Bioscience, Inc.*	143,700	1,270

Chemical: Diversified 3.87%
Balchem Corp.	35,000	971
LSB Industries, Inc.*	71,400	1,268
Quaker Chemical Corp.	48,500	873

Total		3,112

Commercial Services 5.09%
Barrett Business Services, Inc.	81,700	815
COMSYS IT Partners, Inc.*	77,197	540
Exponent, Inc.*	44,839	1,157
ICF International, Inc.*	39,100	1,013
Standard Parking Corp.*	33,600	568

Total		4,093

Commercial Services: Rental & Leasing 2.38%
Marlin Business Services Corp.*	140,191	945
McGrath RentCorp	50,200	965

Total		1,910

Communications Technology 1.12%
Anaren, Inc.*	50,200	903

Computer Services, Software & Systems 5.56%
INX, Inc.*	91,700	527
Mercury Computer Systems, Inc.*	78,000	897
Radiant Systems, Inc.*	206,627	2,079
TechTeam Global, Inc.*	149,159	968

Total		4,471

Computer Technology 1.81%
Rimage Corp.*	87,400	1,457

Construction 4.42%
Great Lakes Dredge & Dock Co.	222,125	1,286
Orion Marine Group, Inc.*	67,860	1,517
Sterling Construction Co., Inc.*	47,100	750

Total		3,553

Diversified Financial Services 1.58%
American Physicians Service Group, Inc.	56,131	1,256
FBR Capital Markets Corp.*	2,351	12

Total		1,268

Diversified Manufacturing Operations 0.49%
A.M. Castle & Co.	36,900	389

Diversified Retail 7.94%
America’s Car-Mart, Inc.*	37,900	829
Central Garden & Pet Co.*	79,853	979
Hibbett Sports, Inc.*	9,400	173
Monro Muffler Brake, Inc.	56,250	1,496
PetMed Express, Inc.*	98,700	1,832
Rush Enterprises, Inc. Class B*	97,350	1,076

Total		6,385

Electronic Components 0.93%
Methode Electronics, Inc.	98,500	747

Electronics 1.16%
II-VI, Inc.*	39,000	936

Engineering & Contracting Services 3.14%
Layne Christensen Co.*	8,714	207
Michael Baker Corp.*	26,408	1,126
MYR Group, Inc.*	65,900	1,188

Total		2,521

Foods 3.77%
Overhill Farms, Inc.*	529,557	3,029

Forms & Bulk Printing Services 4.64%
Bowne & Co., Inc.	278,259	2,234
Multi-Color Corp.	95,432	1,491

Total		3,725

Healthcare Facilities 0.88%
Skilled Healthcare Group, Inc. Class A*	86,000	710

Healthcare Management Services 3.36%
American Dental Partners, Inc.*	145,400	1,903
Healthspring, Inc.*	63,184	798

Total		2,701

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT SECURITIES TRUST - MICRO CAP VALUE FUND July 31, 2009

Investments	Shares	Value (000)
Healthcare Services 2.84%
IPC The Hospitalist Co.*	14,942	$416
Odyssey HealthCare, Inc.*	133,200	1,552
Psychemedics Corp.	47,619	314

Total		2,282

Household Appliances 0.26%
National Presto Industries, Inc.	2,600	209

Insurance: Property-Casualty 1.63%
Donegal Group, Inc. Class A	83,033	1,308

Luxury Items 0.71%
Movado Group, Inc.	39,700	567

Machinery: Industrial 1.73%
EnPro Industries, Inc.*	28,200	503
Tennant Co.	40,300	884

Total		1,387

Medical & Dental Instruments & Supplies 3.80%
Medical Action Industries, Inc.*	244,298	3,051

Medical Equipment 3.17%
Affymetrix, Inc.*	135,100	1,194
Somanetics Corp.*	63,700	894
TomoTherapy, Inc.*	145,400	459

Total		2,547

Metal Fabricating 0.52%
RBC Bearings, Inc.*	17,700	420

Office Supplies & Equipment 0.83%
Electronics for Imaging, Inc.*	58,700	669

Oil: Crude Producers 0.64%
Approach Resources, Inc.*	72,900	511

Oil Well Equipment & Services 0.33%
Pioneer Drilling Co.*	59,886	262

Railroad Equipment 1.45%
Portec Rail Products, Inc.	116,100	1,167

Real Estate Investment Trusts 0.88%
LaSalle Hotel Properties	47,600	710

Restaurants 2.99%
Benihana, Inc. Class A*	130,200	1,044
Red Robin Gourmet Burgers, Inc.*	26,000	487
Rubio’s Restaurants, Inc.*	144,619	875

Total		2,406

Scientific Instruments: Control & Filter 1.56%
Flanders Corp.*	195,500	1,249

Scientific Instruments: Pollution Control 2.43%
Metalico, Inc.*	95,918	436
Perma-Fix Environmental Services, Inc.*	173,522	453
Team, Inc.*	73,300	1,067

Total		1,956

Semiconductors & Components 1.49%
Ikanos Communications, Inc.*	16,035	28
Techwell, Inc.*	122,200	1,166

Total		1,194

Steel 0.50%
Universal Stainless & Alloy, Inc.*	22,900	403

Technology: Miscellaneous 1.00%
CTS Corp.	95,700	807

Textiles Apparel & Shoes 1.19%
FGX International Holdings Ltd.*	58,400	771
lululemon athletica, Inc. (Canada)*(a)	10,200	181

Total		952

Toys 1.40%
RC2 Corp.*	73,500	1,122

Truckers 0.65%
Marten Transport Ltd.*	29,803	526

Utilities: Gas Distributors 2.20%
Chesapeake Utilities Corp.	53,400	1,770

Utilities: Water 0.96%
Connecticut Water Service, Inc.	18,200	394
Consolidated Water Co., Ltd.	21,500	378

Total		772

Total Common Stocks (cost $73,846,959)		77,236

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(concluded)

LORD ABBETT SECURITIES TRUST - MICRO CAP VALUE FUND July 31, 2009

Investments	Principal Amount (000)	Value (000)
SHORT-TERM INVESTMENT 4.31%
Repurchase Agreement
Repurchase Agreement dated 7/31/2009, 0.01% due 8/3/2009 with State Street Bank & Trust Co. collateralized by $3,410,000 of Federal Home Loan Bank at 4.25% due 6/11/2010; value: $3,537,875; proceeds: $3,468,162 (cost $3,468,159)	$3,468	$3,468

Total Investments in Securities 100.42% (cost $77,315,118)		80,704

Liabilities in Excess of Other Assets (0.42%)		(338)

Net Assets 100.00%		$80,366

*	Non-income producing security.

(a)	Foreign security traded in U.S. dollars.

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)

LORD ABBETT SECURITIES TRUST - VALUE OPPORTUNITIES FUND July 31, 2009

Investments	Shares	Value (000)
COMMON STOCKS 92.76%
Aerospace 2.79%
Alliant Techsystems, Inc.*	70,420	$5,543
Curtiss-Wright Corp.	88,900	2,936
L-3 Communications Holdings, Inc.	51,900	3,918

Total		12,397

Air Transportation 2.08%
Atlas Air Worldwide Holdings, Inc.*	188,900	4,715
Bristow Group, Inc.*	136,852	4,530

Total		9,245

Auto Parts 2.91%
Autoliv, Inc. (Sweden)(a)	158,589	5,679
BorgWarner, Inc.	52,647	1,747
Gentex Corp.	369,200	5,527

Total		12,953

Banks: Diversified 4.57%
Comerica, Inc.	338,600	8,072
Commerce Bancshares, Inc.	156,608	5,741
Cullen/Frost Bankers, Inc.	29,140	1,400
Fifth Third Bancorp	440,100	4,181
South Financial Group, Inc. (The)	577,200	929

Total		20,323

Biotechnology 1.70%
Charles River Laboratories International, Inc.*	70,200	2,322
Cypress Bioscience, Inc.*	378,600	3,347
OSI Pharmaceuticals, Inc.*	55,800	1,886

Total		7,555

Building: Materials 0.34%
Quanex Building Products Corp.	125,926	1,497

Casinos & Gambling 1.05%
International Game Technology	235,200	4,645

Chemical: Diversified 3.01%
Albemarle Corp.	230,720	6,855
Ecolab, Inc.	55,191	2,291
Sigma-Aldrich Corp.	83,737	4,250

Total		13,396

Commercial Finance & Mortgage Companies 0.80%
Financial Federal Corp.	174,709	3,543

Commercial Services 0.86%
Tetra Tech, Inc.*	127,200	3,831

Communications Technology 1.97%
Anixter International, Inc.*	75,259	2,575
Polycom, Inc.*	259,800	6,170

Total		8,745

Computer Services, Software & Systems 5.81%
Amdocs Ltd. (Guernsey)*(a)	220,198	5,267
CA, Inc.	288,400	6,097
Rovi Corp.*	295,577	7,732
Sapient Corp.*	1,005,127	6,714

Total		25,810

Construction 0.19%
Sterling Construction Co., Inc.*	53,878	858

Containers & Packaging 1.11%
Silgan Holdings, Inc.	98,141	4,933

Diversified Financial Services 1.85%
Lazard Ltd. Class A	222,200	8,219

Diversified Manufacturing Operations 3.06%
Carlisle Cos., Inc.	96,230	3,015
ITT Corp.	126,600	6,254
Teleflex, Inc.	90,600	4,345

Total		13,614

Diversified Materials & Processing 0.90%
Hexcel Corp.*	392,336	4,006

Diversified Retail 6.16%
American Eagle Outfitters, Inc.	221,200	3,183
AnnTaylor Stores Corp.*	444,900	5,370
Charming Shoppes, Inc.*	2,150,700	10,388
Chico’s FAS, Inc.*	302,220	3,466
Gymboree Corp. (The)*	69,573	2,768
Tween Brands, Inc.*	302,300	2,189

Total		27,364

Electronic Components 1.20%
Amphenol Corp. Class A	159,900	5,333

Electronic Entertainment 1.10%
Electronic Arts, Inc.*	226,800	4,869

Engineering & Contracting Services 3.33%
Jacobs Engineering Group, Inc.*	149,500	6,127
MYR Group, Inc.*	205,094	3,696
URS Corp.*	98,150	4,966

Total		14,789

Financial Data & Systems 4.79%
Alliance Data Systems Corp.*	125,500	6,401

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT SECURITIES TRUST - VALUE OPPORTUNITIES FUND July 31, 2009

Investments	Shares	Value (000)
Financial Data & Systems (continued)
Fiserv, Inc.*	109,059	$5,171
Global Payments, Inc.	110,022	4,654
Lender Processing Services, Inc.	148,200	5,065

Total		21,291

Foods 3.23%
J.M. Smucker Co. (The)	133,700	6,689
NBTY, Inc.*	212,214	7,682

Total		14,371

Healthcare Facilities 0.78%
DaVita, Inc.*	70,100	3,484

Healthcare Management Services 2.39%
Healthspring, Inc.*	369,600	4,668
Humana, Inc.*	181,700	5,969

Total		10,637

Healthcare Services 1.33%
McKesson Corp.	115,400	5,903

Household Furnishings 0.70%
Leggett & Platt, Inc.	178,900	3,104

Insurance: Multi-Line 0.87%
HCC Insurance Holdings, Inc.	154,572	3,880

Insurance: Property-Casualty 1.75%
PartnerRe Ltd.	113,700	7,799

Luxury Items 2.03%
Fossil, Inc.*	342,904	9,032

Machinery: Industrial 0.30%
Nordson Corp.	29,200	1,311

Medical Equipment 0.81%
PerkinElmer, Inc.	203,300	3,584

Medical Services 0.60%
Quest Diagnostics, Inc.	49,100	2,682

Metal Fabricating 1.01%
Reliance Steel & Aluminum Co.	133,300	4,494

Oil: Crude Producers 1.46%
Petrohawk Energy Corp.*	90,200	2,190
Range Resources Corp.	50,300	2,334
St. Mary Land & Exploration Co.	82,064	1,959

Total		6,483

Oil: Integrated 0.56%
Weatherford International Ltd. (Switzerland)*(a)	132,400	2,484

Oil Well Equipment & Services 1.78%
Oceaneering International, Inc.*	90,700	4,619
Superior Energy Services, Inc.*	198,500	3,293

Total		7,912

Pharmaceuticals 2.31%
AmerisourceBergen Corp.	234,300	4,620
Watson Pharmaceuticals, Inc.*	162,100	5,630

Total		10,250

Railroads 1.90%
Genesee & Wyoming, Inc. Class A*	85,400	2,331
Kansas City Southern*	301,700	6,128

Total		8,459

Real Estate Investment Trusts 2.36%
DiamondRock Hospitality Co.	528,000	3,569
EastGroup Properties, Inc.	89,900	3,121
Host Hotels & Resorts, Inc.	418,509	3,800

Total		10,490

Restaurants 0.50%
Wendy’s/Arby’s Group, Inc. Class A	482,088	2,208

Scientific Instruments: Control & Filter 1.43%
Donaldson Co., Inc.	68,000	2,585
Roper Industries, Inc.	79,200	3,787

Total		6,372

Scientific Instruments: Electrical 1.05%
EnerSys*	236,454	4,679

Scientific Instruments: Pollution Control 0.52%
Waste Connections, Inc.*	81,800	2,308

Shipping 2.19%
Kirby Corp.*	148,900	5,511
UTi Worldwide, Inc.*	334,200	4,218

Total		9,729

Steel 1.44%
Carpenter Technology Corp.	170,376	3,184
Gerdau Ameristeel Corp.	464,100	3,230

Total		6,414

Technology: Miscellaneous 1.20%
Plexus Corp.*	207,800	5,338

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(concluded)

LORD ABBETT SECURITIES TRUST - VALUE OPPORTUNITIES FUND July 31, 2009

Investments	Shares	Value (000)
Textiles Apparel & Shoes 1.62%
Guess?, Inc.	91,500	$2,660
Phillips-Van Heusen Corp.	128,800	4,557

Total		7,217

Truckers 2.04%
Heartland Express, Inc.	320,929	4,942
Knight Transportation, Inc.	228,000	4,136

Total		9,078

Utilities: Electrical 2.18%
Cleco Corp.	190,300	4,508
Otter Tail Corp.	100,100	2,333
Wisconsin Energy Corp.	65,983	2,835

Total		9,676

Utilities: Gas Distributors 0.84%
Piedmont Natural Gas Co., Inc.	73,075	1,799
UGI Corp.	73,870	1,953

Total		3,752

Total Common Stocks (cost $380,056,058)		412,346

	Principal Amount (000)
SHORT-TERM INVESTMENT 6.79%
Repurchase Agreement
Repurchase Agreement dated 7/31/2009, 0.01% due 8/3/2009 with State Street Bank & Trust Co. collateralized by $29,125,000 of Federal Home Loan Bank at 4.375% due 9/17/2010; value: $30,799,688; proceeds: $30,190,891 (cost $30,190,866)	$30,191	30,191

Total Investments in Securities 99.55% (cost $410,246,924)		442,537

Other Assets in Excess of Liabilities 0.45%		2,009

Net Assets 100.00%		$444,546

*	Non-income producing security.

(a)	Foreign security traded in U.S. dollars.

See Notes to Schedule of Investments.

Notes to Schedule of Investments (unaudited)

1. ORGANIZATION

Lord Abbett Securities Trust (the “Trust”) is registered under the Investment Company Act of 1940, as amended, as a diversified open-end management investment company and was organized as a Delaware statutory trust on February 26, 1993. The Trust consists of the following nine funds (separately, a “Fund” and collectively, the “Funds”): Lord Abbett Alpha Strategy Fund (“Alpha Strategy Fund”), Lord Abbett Fundamental Equity Fund (“Fundamental Equity Fund,” formerly, “All Value Fund”), Lord Abbett International Core Equity Fund (“International Core Equity Fund”), Lord Abbett International Dividend Income Fund (“International Dividend Income Fund”), Lord Abbett International Opportunities Fund (“International Opportunities Fund”), Lord Abbett Large-Cap Value Fund (“Large Cap Value Fund”), Lord Abbett Micro-Cap Growth Fund (“Micro Cap Growth Fund”), Lord Abbett Micro-Cap Value Fund (“Micro Cap Value Fund”) and Lord Abbett Value Opportunities Fund (“Value Opportunities Fund”). Effective July 1, 2009, All Value Fund changed its name to Fundamental Equity Fund.

Alpha Strategy Fund’s, International Core Equity Fund’s, International Opportunities Fund’s, Micro Cap Growth Fund’s, Micro Cap Value Fund’s and Value Opportunities Fund’s investment objective is to seek long-term capital appreciation. Alpha Strategy Fund invests in other funds (“Underlying Funds”) managed by Lord, Abbett & Co. LLC (“Lord Abbett”). Fundamental Equity Fund’s investment objective is to seek long-term growth of capital and income without excessive fluctuations in market value. International Dividend Income Fund’s and Large Cap Value Fund’s investment objective is to seek a high level of total return.

2. SIGNIFICANT ACCOUNTING POLICIES

(a)	Investment Valuation–Securities actively traded on any recognized U.S. or non-U.S. exchange or on The NASDAQ Stock Market LLC are valued at the last sale price or official closing price on the exchange or system on which they are principally traded. Events occurring after the close of trading on non-U.S. exchanges may result in adjustments to the valuation of foreign securities to more accurately reflect their fair value as of the close of regular trading on the New York Stock Exchange LLC (“NYSE”). Each Fund may rely on an independent fair valuation service in adjusting the valuations of foreign securities. Unlisted equity securities are valued at the last quoted sale price or, if no sale price is available, at the mean between the most recently quoted bid and asked prices. Securities for which market quotations are not readily available are valued at fair value as determined by management and approved in good faith by the Board of Trustees. Investments in the Underlying Funds are valued at their NAV each business day at the close of regular trading on the NYSE, normally 4:00 p.m. Eastern time. Short-term securities with 60 days or less remaining to maturity are valued using the amortized cost method, which approximates current market value.

(b)	Security Transactions–Security transactions are recorded as of the date that the securities are purchased or sold (trade date).

(c)	Foreign Transactions–The books and records of International Core Equity Fund, International Dividend Income Fund and International Opportunities Fund are maintained in U.S. dollars. Transactions denominated in foreign currencies are recorded in each Fund’s records at the rate prevailing when earned or recorded.

(d)	Forward Foreign Currency Exchange Contracts–International Core Equity Fund, International Dividend Income Fund and International Opportunities Fund may enter into forward foreign currency exchange contracts in order to reduce their exposure to changes in foreign currency exchange rates on their foreign portfolio holdings and to lock in the U.S. dollar cost of firm purchase and sale commitments for securities denominated in foreign currencies. A forward foreign currency exchange contract is a commitment to purchase or sell a foreign currency at a future date at a negotiated rate. The contracts are valued daily at forward exchange rates.

At July 31, 2009, International Core Equity Fund and International Opportunities Fund had entered into foreign exchange contracts in which they had agreed to purchase and sell various foreign currencies. The approximate value of the foreign exchange contracts were as follows:

	Purchases	Sales
International Core Equity Fund	$3,723,330	$12,344,553
International Opportunities Fund	2,366,606	6,411,137

(e)	Repurchase Agreements–Each Fund may enter into repurchase agreements with respect to securities. A repurchase agreement is a transaction in which the Fund acquires a security and simultaneously commits to resell that security to the seller (a bank or securities dealer) at an agreed-upon price on an agreed-upon date. Each Fund requires at all times that the repurchase agreement be collateralized by cash, or by securities of the U.S. Government, its agencies, its instrumentalities, or U.S. Government sponsored enterprises having a value equal to, or in excess of, the value of the repurchase agreement (including accrued interest). If the seller of the agreement defaults on its obligation to repurchase the underlying securities at a time when the value of these securities has declined, the Funds may incur a loss upon disposition of the securities.

Notes to Schedule of Investments (unaudited)(continued)

(f)	Fair Value Measurements–Each Fund adopted Financial Accounting Standards Board (“FASB”) Statement of Financial Accounting Standards No. 157, Fair Value Measurements (“SFAS 157”), effective November 1, 2008. In accordance with SFAS 157, fair value is defined as the price that each Fund would receive upon selling an investment in an orderly transaction to an independent buyer in the principal or most advantageous market of the investment. SFAS 157 established a three-tier hierarchy to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Inputs refer broadly to the assumptions that market participants would use in pricing the asset or liability, including assumptions about risk - for example, the risk inherent in a particular valuation technique used to measure fair value (such as a pricing model) and/or the risk inherent in the inputs to the valuation technique. Inputs may be observable or unobservable. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability. Observable inputs are based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability. Unobservable inputs are based on the best information available in the circumstances. The three-tier hierarchy of inputs is summarized in the three broad Levels listed below:

•	Level 1 – quoted prices in active markets for identical investments;

•	Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.); and

•	Level 3 – significant unobservable inputs (including each Fund’s own assumptions in determining the fair value of investments).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used as of July 31, 2009 in valuing each Fund’s investments carried at value:

	Alpha Strategy Fund			Fundamental Equity Fund
Investment Type	Level 1 (000)	Level 2 (000)	Total (000)	Level 1 (000)	Level 2 (000)	Total (000)
Common Stocks	$—	$—	$—	$2,421,418	$—	$2,421,418
Underlying Funds	502,053	—	502,053	—	—	—
Repurchase Agreement	—	1,148	1,148	—	65,749	65,749
Total	$502,053	$1,148	$503,201	$2,421,418	$65,749	$2,487,167

Notes to Schedule of Investments (unaudited)(continued)

	International Core Equity Fund			International Dividend Income Fund
Investment Type	Level 1 (000)	Level 2 (000)	Total (000)	Level 1 (000)	Level 2 (000)	Total (000)
Common Stocks	$844,811	$—	$844,811	$189,356	$—	$189,356
Convertible Bonds	—	—	—	—	659	659
Preferred Stocks	12,650	—	12,650	—	—	—
Repurchase Agreement	—	10,071	10,071	—	—	—
Total	$857,461	$10,071	$867,532	$189,356	$659	$190,015
Other Financial Instruments
Forward Foreign Currency Contracts	$688,145			$114,217
Total	$688,145			$114,217

	International Opportunities Fund			Large Cap Value Fund
Investment Type	Level 1 (000)	Level 2 (000)	Total (000)	Level 1 (000)	Level 2 (000)	Total (000)
Common Stocks	$257,685	$—	$257,685	$48,016	$—	$48,016
Preferred Stocks	5,037	—	5,037	—	—	—
Repurchase Agreement	—	6,683	6,683	—	2,171	2,171
Total	$262,722	$6,683	$269,405	$48,016	$2,171	$50,187
Other Financial Instruments
Forward Foreign Currency Contracts	$1,063,651
Total	$1,063,651

	Micro Cap Growth Fund			Micro Cap Value Fund
Investment Type	Level 1 (000)	Level 2 (000)	Total (000)	Level 1 (000)	Level 2 (000)	Total (000)
Common Stocks	$62,676	$—	$62,676	$77,236	$—	$77,236
Repurchase Agreement	—	1,284	1,284	—	3,468	3,468
Total	$62,676	$1,284	$63,960	$77,236	$3,468	$80,704

	Value Opportunities Fund
Investment Type	Level 1 (000)	Level 2 (000)	Total (000)
Common Stocks	$412,346	$—	$412,346
Repurchase Agreement	—	30,191	30,191
Total	$412,346	$30,191	$442,537

Notes to Schedule of Investments (unaudited)(concluded)

3. FEDERAL TAX INFORMATION

As of July 31, 2009, the aggregate unrealized security gains and losses based on cost for U.S. federal income tax purposes were as follows:

	Alpha Strategy Fund	Fundamental Equity Fund	International Core Equity Fund
Tax cost	$621,593,774	$2,424,179,353	$809,177,295

Gross unrealized gain	—	246,988,033	117,050,125
Gross unrealized loss	(118,392,773)	(184,000,865)	(58,695,057)

Net unrealized security gain (loss)	$(118,392,773)	$62,987,168	$58,355,068

	International Dividend Income Fund	International Opportunities Fund	Large Cap Value Fund
Tax cost	$169,374,717	$254,558,004	$47,644,446

Gross unrealized gain	22,684,460	29,914,604	5,050,830
Gross unrealized loss	(2,044,186)	(15,067,955)	(2,508,637)

Net unrealized security gain	$20,640,274	$14,846,649	$2,542,193

	Micro Cap Growth Fund	Micro Cap Value Fund	Value Opportunities Fund
Tax cost	$55,246,945	$77,265,640	$410,382,448

Gross unrealized gain	10,272,559	12,425,280	51,260,175
Gross unrealized loss	(1,559,756)	(8,986,432)	(19,105,593)

Net unrealized security gain	$8,712,803	$3,438,848	$32,154,582

The difference between book-basis and tax-basis unrealized gains (losses) is primarily attributable to the tax treatment of certain securities and wash sales.

4. TRANSACTIONS WITH AFFILIATED ISSUERS

An affiliated issuer is one in which a Fund had ownership of at least 5% of the outstanding voting securities of the underlying issuer at any point during the fiscal year or any company which is under common ownership or control. The Alpha Strategy Fund had the following transactions with affiliated issuers during the period ended July 31, 2009:

Affiliated Issuer	Balance of Shares Held at 10/31/2008	Gross Additions	Gross Sales	Balance of Shares Held at 7/31/2009	Value at 7/31/2009	Net Realized Gain (Loss) 11/1/2008 to 7/31/2009	Dividend Income 11/1/2008 to 7/31/2009
Lord Abbett Developing Growth Fund, Inc. – Class I	7,012,452	804,217	(960,539)	6,856,130	$97,494,173	$(4,874,645)	$—
Lord Abbett Securities Trust – International Opportunities Fund – Class I	11,096,080	630,318	(1,111,985)	10,614,413	108,479,302	(7,803,479)	1,054,224
Lord Abbett Securities Trust – Micro–Cap Growth Fund – Class I	4,545,186	398,165	(615,758)	4,327,593	50,892,490	(4,104,049)	—
Lord Abbett Securities Trust – Micro–Cap Value Fund – Class I	2,538,118	88,330	(17,810)	2,608,638	50,946,708	(246,584)	—
Lord Abbett Blend Trust – Small–Cap Blend Fund – Class I	3,695,378	274,558	(93,417)	3,876,519	48,146,362	(757,544)	—
Lord Abbett Research Fund, Inc. – Small Cap Value Fund – Class I	4,101,950	380,372	(185,086)	4,297,236	98,148,863	717,767	535,406
Lord Abbett Securities Trust – Value Opportunities Fund – Class I	4,388,245	138,718	(276,529)	4,250,434	47,944,892	(1,573,740)	246,492

					$502,052,790	$(18,642,274)	$1,836,122

Investments in Underlying Funds (unaudited)

Alpha Strategy Fund invests in Underlying Funds managed by Lord Abbett. As of July 31, 2009, Alpha Strategy Fund’s long-term investments were allocated among the Underlying Funds as follows:

Underlying Fund Name	% of Investments
Lord Abbett Developing Growth Fund, Inc. - Class I	19.42%
Lord Abbett Securities Trust - International Opportunities Fund - Class I	21.61%
Lord Abbett Securities Trust - Micro Cap Growth Fund - Class I	10.13%
Lord Abbett Securities Trust - Micro Cap Value Fund - Class I	10.15%
Lord Abbett Blend Trust - Small Cap Blend Fund - Class I	9.59%
Lord Abbett Research Fund, Inc. - Small Cap Value Fund - Class I	19.55%
Lord Abbett Securities Trust - Value Opportunities Fund - Class I	9.55%

The Ten Largest Holdings and the Holdings by Sector, as of July 31, 2009, for each Underlying Fund are presented below. Each Underlying Fund’s annual and semiannual reports, which are sent to shareholders and filed with the SEC, contain information about the Fund’s portfolio holdings, including a complete schedule of holdings. A complete schedule of holdings for each Underlying Fund is also filed with the SEC on the Form N-Q as of the end of each respective Underlying Fund’s first and third quarters. In addition, on or about the first day of the second month following each calendar quarter-end, each Fund makes publicly available a complete schedule of its portfolio holdings as of the last day of each such quarter. The information for the most recently ended calendar quarter may be viewed at www.lordabbett.com or requested at no charge by calling Lord Abbett at 888-522-2388.

Lord Abbett Developing Growth Fund, Inc.

Ten Largest Holdings	% of Investments
EnerNOC, Inc.	2.42%
Silicon Laboratories, Inc.	1.90%
Alexion Pharmaceuticals, Inc.	1.88%
VistaPrint Ltd.	1.82%
Aruba Networks, Inc.	1.79%
Strayer Education, Inc.	1.78%
American Superconductor Corp.	1.77%
NetLogic Microsystems, Inc.	1.59%
Chipotle Mexican Grill, Inc. Class A	1.57%
Orion Marine Group, Inc.	1.57%

Holdings by Sector*	% of Investments
Consumer Discretionary	19.74%
Energy	6.12%
Financial Services	7.09%
Healthcare	22.08%
Materials & Processing	1.49%
Producer Durables	13.03%
Technology	26.91%
Utilities	1.69%
Short-Term Investment	1.85%

Total	100.00%

*	A sector may comprise several industries.

Investments in Underlying Funds (unaudited)(continued)

Lord Abbett Securities Trust - International Opportunities Fund

Ten Largest Holdings	% of Investments
Megaworld Corp.	1.72%
Davide Campari-Milano SpA	1.57%
Schroders plc	1.55%
REXLot Holdings Ltd.	1.51%
Renault SA	1.50%
Cobham plc	1.48%
Azimut Holding SpA	1.44%
Nitori Co., Ltd.	1.43%
Rheinmetall AG	1.41%
Souza Cruz SA	1.41%

Holdings by Sector*	% of Investments
Basic Materials	10.18%
Consumer Cyclical	15.80%
Consumer Non-Cyclical	10.12%
Diversified Financials	6.09%
Energy	6.65%
Healthcare	7.36%
Industrial Goods & Services	14.66%
Non-Property Financials	6.88%
Property & Property Services	4.71%
Technology	6.31%
Telecommunications	0.48%
Transportation	3.14%
Utilities	5.14%
Short-Term Investment	2.48%

Total	100.00%

*	A sector may comprise several industries.

Lord Abbett Securities Trust - Micro Cap Growth Fund

Ten Largest Holdings	% of Investments
EnerNOC, Inc.	3.13%
Orthovita, Inc.	2.37%
Eurand NV	2.08%
Orion Marine Group, Inc.	2.07%
IPC The Hospitalist Co.	1.83%
DexCom, Inc.	1.79%
Broadpoint Gleacher Securities Group, Inc.	1.55%
Peet’s Coffee & Tea, Inc.	1.54%
Compellent Technologies, Inc.	1.50%
Switch and Data Facilities Co., Inc.	1.49%

Holdings by Sector*	% of Investments
Consumer Discretionary	20.64%
Consumer Staples	2.77%
Energy	7.00%
Financial Services	4.96%
Healthcare	22.95%
Materials & Processing	2.63%
Producer Durables	13.33%
Technology	23.71%
Short-Term Investment	2.01%

Total	100.00%

*	A sector may comprise several industries.

Investments in Underlying Funds (unaudited)(continued)

Lord Abbett Securities Trust - Micro Cap Value Fund

Ten Largest Holdings	% of Investments
Medical Action Industries, Inc.	3.78%
Overhill Farms, Inc.	3.75%
Bowne & Co., Inc.	2.77%
Radiant Systems, Inc.	2.58%
American Dental Partners, Inc.	2.36%
PetMed Express, Inc.	2.27%
Chesapeake Utilities Corp.	2.19%
Odyssey HealthCare, Inc.	1.92%
Orion Marine Group, Inc.	1.88%
Monro Muffler Brake, Inc.	1.85%

Holdings by Sector*	% of Investments
Consumer Discretionary	16.23%
Consumer Staples	5.01%
Energy	0.96%
Financial Services	8.20%
Healthcare	15.57%
Materials & Processing	4.87%
Producer Durables	28.68%
Technology	13.03%
Utilities	3.15%
Short-Term Investment	4.30%

Total	100.00%

*	A sector may comprise several industries.

Lord Abbett Blend Trust - Small Cap Blend Fund

Ten Largest Holdings	% of Investments
Watsco, Inc.	2.77%
HCC Insurance Holdings, Inc.	2.65%
OptionsXpress Holdings, Inc.	2.44%
Solera Holdings, Inc.	2.37%
ScanSource, Inc.	2.27%
Sykes Enterprises, Inc.	2.25%
ICON plc ADR	2.24%
Amedisys, Inc.	2.17%
FTI Consulting, Inc.	2.15%
Power Integrations, Inc.	2.10%

Holdings by Sector*	% of Investments
Consumer Discretionary	5.89%
Consumer Staples	2.93%
Energy	5.82%
Financial Services	12.23%
Healthcare	17.39%
Materials & Processing	10.86%
Producer Durables	26.00%
Technology	13.38%
Short-Term Investment	5.50%

Total	100.00%

*	A sector may comprise several industries.

Investments in Underlying Funds (unaudited)(concluded)

Lord Abbett Research Fund, Inc. - Small Cap Value Fund

Ten Largest Holdings	% of Investments
Curtiss-Wright Corp.	3.38%
Anixter International, Inc.	1.90%
NBTY, Inc.	1.86%
Fossil, Inc.	1.76%
Baldor Electric Co.	1.72%
Bristow Group, Inc.	1.71%
Kirby Corp.	1.66%
Reliance Steel & Aluminum Co.	1.65%
Rovi Corp.	1.63%
Hexcel Corp.	1.62%

Holdings by Sector*	% of Investments
Consumer Discretionary	9.82%
Consumer Staples	4.31%
Energy	3.43%
Financial Services	11.77%
Healthcare	8.77%
Materials & Processing	16.06%
Producer Durables	29.46%
Technology	8.52%
Utilities	3.99%
Short-Term Investment	3.87%

Total	100.00%

*	A sector may comprise several industries.

Lord Abbett Securities Trust - Value Opportunities Fund

Ten Largest Holdings	% of Investments
Charming Shoppes, Inc.	2.35%
Fossil, Inc.	2.04%
Lazard Ltd. Class A	1.86%
Comerica, Inc.	1.82%
PartnerRe Ltd.	1.76%
Rovi Corp.	1.75%
NBTY, Inc.	1.74%
Albermarle Corp.	1.55%
Sapient Corp.	1.52%
J.M. Smucker Co. (The)	1.51%

Holdings by Sector*	% of Investments
Consumer Discretionary	15.03%
Consumer Staples	3.25%
Energy	3.81%
Financial Services	17.07%
Healthcare	9.96%
Materials & Processing	7.85%
Producer Durables	21.85%
Technology	11.32%
Utilities	3.04%
Short-Term Investment	6.82%

Total	100.00%

*	A sector may comprise several industries.

Item 2:	Controls and Procedures.

(a)	Based on their evaluation of the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) as of a date within 90 days prior to the filing date of this report, the Chief Executive Officer and Chief Financial Officer of the Registrant have concluded that such disclosure controls and procedures are reasonably designed and effective to ensure that material information relating to the Registrant, including its consolidated subsidiaries, is made known to them by others within those entities.

(b)	There were no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the Registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 3:	Exhibits.

Certification of each principal executive officer and principal financial officer of the Registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940 is attached hereto as a part of EX-99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

LORD ABBETT SECURITIES TRUST

By:	/s/ Robert S. Dow
Robert S. Dow Chief Executive Officer and Chairman

Date: September 24, 2009

By:	/s/ Joan A. Binstock
Joan A. Binstock Chief Financial Officer and Vice President

Date: September 24, 2009

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By:	/s/ Robert S. Dow
Robert S. Dow Chief Executive Officer and Chairman

Date: September 24, 2009

By:	/s/ Joan A. Binstock
Joan A. Binstock Chief Financial Officer and Vice President

Date: September 24, 2009